Shareholder Report, Holdings (Details)	Jul. 31, 2025
C000256483 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[1]
C000256483 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%	[1]
C000256483 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[1]
C000256483 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[1]
C000256483 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
C000256483 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000256483 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[1]
C000256483 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[1]
C000256483 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[1]
C000256483 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[1]
C000256483 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[1]
C000256483 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[1]
C000256483 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[1]
C000256483 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000256483 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
C000256483 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[1]
C000256483 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[1]
C000256483 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000256483 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[1]
C000256483 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[1]
C000256483 [Member] | Over The Counter Exchange Traded Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1],[2]
C000256480 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[3]
C000256480 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%	[3]
C000256480 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000256480 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[3]
C000256480 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000256480 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000256480 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[3]
C000256480 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[3]
C000256480 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]
C000256480 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[3]
C000256480 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[3]
C000256480 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[3]
C000256480 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[3]
C000256480 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[3]
C000256480 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000256480 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[3]
C000256480 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[3]
C000256480 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000256480 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[3]
C000256480 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000256480 [Member] | Over The Counter Exchange Traded Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[3],[4]
C000256482 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[5]
C000256482 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%	[5]
C000256482 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000256482 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[5]
C000256482 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000256482 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[5]
C000256482 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[5]
C000256482 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[5]
C000256482 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000256482 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[5]
C000256482 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[5]
C000256482 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[5]
C000256482 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[5]
C000256482 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[5]
C000256482 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]
C000256482 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[5]
C000256482 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[5]
C000256482 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[5]
C000256482 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[5]
C000256482 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000256482 [Member] | Over The Counter Exchange Traded Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[5],[6]
C000256481 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[7]
C000256481 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.60%	[7]
C000256481 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000256481 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%	[7]
C000256481 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[7]
C000256481 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[7]
C000256481 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%	[7]
C000256481 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[7]
C000256481 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[7]
C000256481 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[7]
C000256481 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[7]
C000256481 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.50%	[7]
C000256481 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000256481 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[7]
C000256481 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7],[8]
C000256481 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	20.90%	[7]
C000256481 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.40%	[7]
C000256481 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[7]
C000256481 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%	[7]
C000256481 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[7]
C000256481 [Member] | Over The Counter Exchange Traded Put Option Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[7],[8]
C000256536 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[9]
C000256536 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[9],[10]
C000256536 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[9]
C000256536 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[9]
C000256536 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%	[9]
C000256535 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.80%	[11]
C000256535 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[11],[12]
C000256535 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	15.60%	[11]
C000256535 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%	[11]
C000256535 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	38.90%	[11]
C000256473 [Member] | Balanced Flexible [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%	[13]
C000256473 [Member] | International Equities [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%	[13]
C000256473 [Member] | U S Equities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[13]
C000256473 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[13]
C000256475 [Member] | Balanced Flexible [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%	[14]
C000256475 [Member] | International Equities [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%	[14]
C000256475 [Member] | U S Equities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[14]
C000256475 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[14]
C000256623 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[15]
C000256623 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[15]
C000256623 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[15]
C000256623 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[15]
C000256623 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[15]
C000256623 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[15]
C000256623 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[15]
C000256623 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[15]
C000256623 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[15]
C000256623 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[15]
C000256623 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[15]
C000256623 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[15]
C000256623 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[15]
C000256623 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[15]
C000256623 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[15]
C000256623 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[15]
C000256623 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[15]
C000256623 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[15]
C000256623 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[15],[16]
C000256474 [Member] | Balanced Flexible [Member]
Holdings [Line Items]
Percent of Total Investments	40.40%	[17]
C000256474 [Member] | International Equities [Member]
Holdings [Line Items]
Percent of Total Investments	31.20%	[17]
C000256474 [Member] | U S Equities [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[17]
C000256474 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	25.80%	[17]
C000256620 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[18]
C000256620 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[18]
C000256620 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[18]
C000256620 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[18]
C000256620 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[18]
C000256620 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[18]
C000256620 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[18]
C000256620 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[18]
C000256620 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[18]
C000256620 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[18]
C000256620 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[18]
C000256620 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[18]
C000256620 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[18]
C000256620 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000256620 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[18]
C000256620 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[18]
C000256620 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[18]
C000256620 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[18]
C000256620 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[18],[19]
C000256621 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[20]
C000256621 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[20]
C000256621 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[20]
C000256621 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[20]
C000256621 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[20]
C000256621 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[20]
C000256621 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[20]
C000256621 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[20]
C000256621 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[20]
C000256621 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[20]
C000256621 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[20]
C000256621 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[20]
C000256621 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[20]
C000256621 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[20]
C000256621 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[20]
C000256621 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[20]
C000256621 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[20]
C000256621 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[20]
C000256621 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[20],[21]
C000256622 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[22]
C000256622 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	16.80%	[22]
C000256622 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[22]
C000256622 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[22]
C000256622 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[22]
C000256622 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[22]
C000256622 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%	[22]
C000256622 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[22]
C000256622 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%	[22]
C000256622 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	20.60%	[22]
C000256622 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%	[22]
C000256622 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%	[22]
C000256622 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.60%	[22]
C000256622 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[22]
C000256622 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%	[22]
C000256622 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[22]
C000256622 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[22]
C000256622 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[22]
C000256622 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[22],[23]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	Amount rounds to less than 0.1%.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	Amount rounds to less than 0.1%.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	Amount rounds to less than 0.1%.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	Amount rounds to less than 0.1%.
[9]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[10]	Amount rounds to less than 0.1%.
[11]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[12]	Amount rounds to less than 0.1%.
[13]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[14]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[15]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[16]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[17]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[18]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[19]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[20]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[21]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.
[22]	As a percentage of total investments excluding short‑term investments, TBA sales commitments and all derivative contracts except for options purchased.
[23]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Victory Capital Management, Inc.